Other operating items - Schedule of Disposals (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal	[1]	$ 0	$ 0	$ 0	$ (245)
Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					351
Book value on disposal					596
Loss on disposal					(245)
Sale of West Triton
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					75
Book value on disposal					109
Loss on disposal					(34)
Sale of West Mischief
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					75
Book value on disposal					146
Loss on disposal					(71)
Sale of West Resolute
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					75
Book value on disposal					136
Loss on disposal					(61)
Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					0
Book value on disposal					75
Loss on disposal					(75)
Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					126
Book value on disposal					128
Loss on disposal					(2)
Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount					0
Book value on disposal					2
Loss on disposal					$ (2)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".